Trade and other payables	12 Months Ended
Dec. 31, 2018
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
14.	Trade and other payables

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	154,998	194,742
Related entities, note 30(b)	36	15
	155,034	194,757
Other payables
Remuneration and similar benefits payable	10,531	11,585
Taxes payable	9,102	9,405
Interest payable	7,464	7,152
Royalties payable to the Peruvian State	2,171	4,571
Dividends payable (c)	663	730
Related entities, note 30(b)	20	62
Other liabilities	3,738	5,756
	33,689	39,261

Total trade and other payables	188,723	234,018

Classification by maturity:
Current portion	188,084	233,355
Non-current portion	639	663

Total trade and other payables	188,723	234,018

Classification by nature:
Financial payables	177,450	220,042
Non-financial payables	11,273	13,976
Total trade and other payables	188,723	234,018

(b)
Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

(c)	The movement of dividends payable is presented below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	730	1,018	1,044
Declared dividends to controlling shareholders, note 17(d)	22,860	22,099	7,621
Dividends paid to controlling shareholders	(22,860)	(22,099)	(7,621)
Declared dividends to non-controlling shareholders	5,560	6,036	7,400
Dividends paid to non-controlling shareholders	(5,560)	(6,036)	(7,400)
Expired dividends	(44)	(327)	(30)
Other minor	(23)	39	4

Final balance	663	730	1,018

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
11.	Trade and other payables

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	48,847	43,108
Related entities, note 22	10,846	9,962
	59,693	53,070

Other payables
Remuneration and similar benefits payable	22,907	27,419
Royalties payable to the Peruvian State	136	726
Taxes payable	4,280	2,605
	27,323	30,750

	87,016	83,820

(b)
Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other payables [Line Items]
Disclosure of trade and other payables [text block]
8.	Trade accounts payable

Trade accounts payable are primarily originated by the acquisition of materials, supplies, services and spare parts. These obligations are primarily denominated in US dollars, have current maturities and do not accrue interest. No guarantees have been granted. As of December 31, 2018, trade accounts payable includes US$42.4 million related to capital projects (US$33.7 million as of December 31, 2017).